Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Financial assets pledged as liabilities	$ 6,026,700,000	$ 5,774,100,000
Restricted cash and cash equivalents	789,600,000	691,500,000
Recoverables on paid losses	686,800,000	637,300,000
Short sale and derivative obligations, holding company	189,400,000	205,900,000
Holding company cash and investments
Statement [Line Items]
Financial assets pledged as liabilities	79,500,000	5,500,000
Short sale and derivative obligations, holding company	22,800,000	300,000
Portfolio investments
Statement [Line Items]
Restricted cash and cash equivalents	751,900,000	664,800,000
Bonds, at cost	14,916,100,000	15,353,900,000
Preferred stocks, at cost	268,300,000	241,300,000
Common stocks, at cost	4,635,500,000	4,158,200,000
Fair value of investments in associates	4,154,300,000	4,521,700,000
Fair value of investments in associates held-for-sale	729,500,000	0
Derivatives and other invested assets, at cost	944,400,000	1,168,700,000
Assets pledged for short sale and derivative obligations, at cost	196,100,000	146,700,000
Portfolio investments | Non-insurance companies, Fairfax India
Statement [Line Items]
Fair value of investments in associates	$ 2,791,000,000.0
Portfolio investments | Fairfax India and Fairfax Africa
Statement [Line Items]
Fair value of investments in associates		$ 3,559,600,000